Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock Advantage Large Cap Income ETF
(the “Fund”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated April 29, 2024, as supplemented to date
Effective October 10, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The first paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund seeks to achieve its investment objective by employing a targeted outcome strategy consisting of the following:
•	holding long positions in U.S. large cap equity securities,
•	selling (writing) call options on a large cap equity index, such as the S&P 500 Index, and
•	buying futures on a large cap equity index, such as the S&P 500 Index.

BlackRock Advantage Large Cap Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock Advantage Large Cap Income ETF
(the “Fund”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated April 29, 2024, as supplemented to date
Effective October 10, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The first paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund seeks to achieve its investment objective by employing a targeted outcome strategy consisting of the following:
•	holding long positions in U.S. large cap equity securities,
•	selling (writing) call options on a large cap equity index, such as the S&P 500 Index, and
•	buying futures on a large cap equity index, such as the S&P 500 Index.